Retirement benefit obligations - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in the defined benefit obligation
At 1 January	£ 3,488
Remeasurements:
At 31 December	2,906	£ 3,488
Present value of funded obligations
Movements in the defined benefit obligation
At 1 January	(30,201)	(28,965)
Current service cost	(85)	(88)
Interest expense	(1,385)	(1,394)
Remeasurements:
Actuarial gains – demographic assumptions	109	153
Actuarial gains (losses) – experience	94	(1,067)
Actuarial gains (losses) – financial assumptions	2,737	(390)
Benefits paid	1,638	1,544
Past service cost	(35)	(5)
Settlements	1	0
Exchange and other adjustments	9	11
At 31 December	£ (27,118)	£ (30,201)